NET LOSS PER SHARE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of net loss per share

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	33,774,260	27,165,696
Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	33,774,260	27,165,696
Dilutive effect of restricted stock awards	—	—	—	—
Weighted-average common shares outstanding, diluted	39,890,698	27,165,696	33,774,260	27,165,696